Share-Based Compensation (Share-based Compensation Allocated from Sohu to the 17173 Business, Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sohu.com [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price	$ 72.93
Sohu's 2000 Stock Incentive Plan [Member] | Employees of 17173 Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options and restricted stock units expense	$ 0	$ 0	$ 218,000
Capitalized share-based compensation costs	0	0	0
Sohu's 2000 Stock Incentive Plan [Member] | Employees of 17173 Business [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic values of options, exercised	171,000
Share-based compensation expense	0	0	0
Sohu's 2000 Stock Incentive Plan [Member] | Employees of 17173 Business [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses	4,000
Weighted average period over which unrecognized compensation expected to be recognized	3 months
Fair value of restricted stock units, expensed	76,000	173,000	321,000
Fair value of restricted stock units, vested	$ 182,000	$ 353,000	$ 405,000